Intangible Assets & Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets & Goodwill
Schedule of Intangible Assets

(DKK million)	Gross Carrying Value	Accumulated Amortization	Impairment	Intangible Assets, Net

June 30, 2024
Amortizable Intangible Assets:
Licenses & Patents	912	(817)	(64)	31
Technology Platform	1,261	(9)	-	1,252
	2,173	(826)	(64)	1,283
Non-amortized Intangible Assets:
Acquired IPR&D Rights	10,728	-	-	10,728

Total Intangible Assets	12,901	(826)	(64)	12,011

December 31, 2023

Amortizable Intangible Assets:
Licenses & Patents	901	(800)	-	101

Total Intangible Assets	901	(800)	-	101